Commitments (Private Placement Contingencies) (Details) (USD $)	6 Months Ended
	Sep. 30, 2012	May 31, 2011
Commitments [Abstract]
The maximum number of days within the termination date, the company was allowed for registration date to become effective for the 2010 Private Placement	180
Termination date for the 2010 Private Placement	Jul. 26, 2010
The minimum percentage rate owed to investors for failing to file the registration statement within the 180 day window	1.00%
The maximum percentage rate owed to investors for failing to file the registration statement within the 180 day window	6.00%
The maximum penalty that can be incurred by the company for failing to file the registration statement within the 180 day window	$ 156,000
Amount of accrued penalty for failing to file registration statement within 180 day window	$ 156,000	$ 156,000